Non-Controlling Interest in Consolidated Subsidiaries - Rollforward (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Beginning Balance		$ 307,187	$ 325,751
Consolidated net income	$ 1,836	37,678	3,756	$ 28,048
Other items of comprehensive income (loss), net of tax	174	3,560	(7,321)	(12,966)
Gain (loss) on remeasurements of the net defined benefit liability	14	296	(474)	(1,090)
Dividends declared and paid		(13,416)	(15,884)	(13,637)
Issuance of share-based compensation plans		40	(339)	21
Other acquisitions and remeasurements			1,298	32
Ending Balance	$ 16,336	335,117	307,187	325,751
Total controlling interest
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Beginning Balance		237,743	251,989
Consolidated net income		28,495	(1,930)	20,699
Dividends declared and paid		(7,687)	(10,360)	(9,692)
Issuance of share-based compensation plans		54	(275)	33
Other acquisitions and remeasurements			(79)
Ending Balance		262,601	237,743	251,989
Non-controlling interest
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Beginning Balance		69,444	73,762	78,489
Consolidated net income		9,183	5,686	7,349
Other items of comprehensive income (loss), net of tax		(368)	(5,793)	(4,552)
Exchange differences on translating foreign operations		(1,342)	(5,958)	(3,833)
Gain (loss) on remeasurements of the net defined benefit liability		(36)	(169)	(271)
Fair value changes		1,010	334	(448)
Dividends declared and paid		(5,729)	(5,524)	(3,945)
Issuance of share-based compensation plans		(14)	(64)	(12)
Acquisitions of non-controlling interest			1,298	3,530
Other acquisitions and remeasurements			1,377	32
Ending Balance		$ 72,516	69,444	73,762
Non-controlling interest | Synergy
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Other acquisitions and remeasurements			$ 79	32
Non-controlling interest | Accounting standard adoption effects
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Beginning Balance				$ (69)